Earnings Per Share (Details) - Schedule of income and share data used in the basic and diluted EPS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income and share data used in the basic and diluted EPS [Abstract]
Profit/(loss) attributable to ordinary equity holders of the parent	$ 17,159,113	$ (75,284,923)	$ 16,060,652
Weighted average number of ordinary shares	88,035,321	80,264,186	80,000,000